Other operating income and expenses	9 Months Ended
Sep. 30, 2023
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20. - Other operating income and expenses
The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2023, and 2022:

Other operating income	For the nine-month period ended September 30,
	2023	2022
	($ in thousands)
Grants (Note 16)	44,072	44,364
Insurance proceeds and other	13,330	10,496
Total	57,402	54,860

Insurance proceeds and other for the nine-month period ended September 30, 2023 includes a gain of $4.6 million related to the sale of part of Atlantica’s equity interest in the Colombian portfolio of renewable energy entities (Note 7).

Other operating expenses	For the nine-month period ended September 30,
	2023	2022
	($ in thousands)
Raw materials and consumables used	(25,029)	(13,710)
Leases and fees	(9,792)	(8,571)
Operation and maintenance	(87,768)	(106,118)
Independent professional services	(31,343)	(28,096)
Supplies	(28,178)	(45,678)
Insurance	(31,052)	(34,446)
Levies and duties	(11,490)	(13,596)
Other expenses	(13,278)	(11,220)
Total	(237,930)	(261,435)

The decrease in other operating expenses for the nine-month period ended September 30, 2023 is primarily due to:

-  the internalization of the O&M services in the solar assets in Spain during 2022 and 2023. These services are now provided by employees of Atlantica, whose cost is classified within the line “Employee benefit expense” of the profit and loss statement; and
-  to the lower cost of supplies due to lower price of electricity in the solar assets in Spain in 2023.